Reportable Segments Regency Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenues	$ 8,899	$ 7,705	$ 7,415	$ 6,083	$ 7,744	$ 8,473	$ 9,423	$ 8,564	$ 30,102	$ 34,204	$ 52,639
External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									8,287	10,527	4,291
Investment In Sunoco LP [Member]
Revenue from External Customer [Line Items]
Revenues									8,296	10,538	4,291
Investment In Sunoco LP [Member] | Retail [Member]
Revenue from External Customer [Line Items]
Revenues									301	334	43
Investment In Sunoco LP [Member] | External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									8,287	10,527	4,291
Investment In Sunoco LP [Member] | Intersegment [Member]
Revenue from External Customer [Line Items]
Revenues									9	11	0
Investment In Sunoco LP [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Revenues									$ 7,995	$ 10,204	$ 4,248